Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 15,425	$ 12,986	$ 11,114	$ 15,154	$ 10,906	$ 10,021	$ 10,857	$ 10,287	$ 8,460	$ 8,416	$ 9,425
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 15,410	12,974	11,104	15,256	11,059	10,238	11,177	10,671	8,841	8,862	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 15,413	12,976	11,106	15,259	11,063	10,240	11,178	10,673	8,841	8,864	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,965	13,471	11,557	15,800	11,399	10,500	11,405	10,832	8,930	8,908	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,953	14,214	12,115	16,454	11,792	10,789	11,638	10,996	9,020	8,954	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 16,778	14,090	12,028	16,361	11,744	10,765	11,633	10,996	9,020	8,954	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Account Value	$ 15,410	13,036	11,650	14,476	11,593	10,703	11,065	10,724	9,021	8,765	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	14,447	13,054	17,672	13,359	11,902	13,159	12,236	10,143	9,556	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	14,447	13,054	17,672	13,359	11,902	13,159	12,236	10,143	9,556	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	14,447	13,054	17,672	13,359	11,902	13,159	12,236	10,143	9,556	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	14,447	13,054	17,672	13,359	11,902	13,159	12,236	10,143	9,556	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	14,447	13,054	17,672	13,359	11,902	13,159	12,236	10,143	9,556	10,000
S&P Developed ex-U.S. SmallCap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. SmallCap Index
Account Value	$ 16,348	$ 14,447	$ 13,054	$ 17,672	$ 13,359	$ 11,902	$ 13,159	$ 12,236	$ 10,143	$ 9,556	$ 10,000